CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before tax		£ 6,094	£ 5,785	[1]
Adjustments for:
Change in operating assets		(2,900)	5,174	[1]
Change in operating liabilities		16,894	8,110	[1]
Non-cash and other items		(129)	(661)	[1]
Tax paid (net)		(649)	(715)	[1]
Net cash provided by operating activities		19,310	17,693	[1]
Cash flows from investing activities
Purchase of financial assets		(7,953)	(8,885)	[1]
Proceeds from sale and maturity of financial assets		11,041	8,134	[1]
Purchase of fixed assets		(3,704)	(3,102)	[1]
Proceeds from sale of fixed assets		871	1,028	[1]
Acquisition of businesses, net of cash acquired		0	(3)	[1]
Net cash provided by (used in) investing activities		255	(2,828)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		0	(2,900)	[1]
Distributions on other equity instruments		(241)	(344)	[1]
Dividends paid to non-controlling interests		(37)	(14)	[1]
Return of capital contributions		(4)	(4)	[1]
Interest paid on subordinated liabilities		(397)	(525)	[1]
Proceeds from issue of subordinated liabilities		837	3,262	[1]
Proceeds from issue of other equity instruments		0	1,549	[1]
Repayment of subordinated liabilities		(2,216)	(3,745)	[1]
Repurchases and redemptions of other equity instruments		0	(3,226)	[1]
Borrowings from parent company		1,852	543	[1]
Repayments of borrowings to parent company		0	(4,896)	[1]
Interest paid on borrowings from parent company		(200)	(226)	[1]
Net cash used in financing activities		(406)	(10,526)	[1]
Effects of exchange rate changes on cash and cash equivalents		82	(1)	[1]
Change in cash and cash equivalents		19,241	4,338	[1]
Cash and cash equivalents at beginning of year	[1]	55,960	51,622
Cash and cash equivalents at end of year		£ 75,201	£ 55,960	[1]

[1]	Restated, see page F-14.